INVESTMENT PROPERTIES	12 Months Ended
Dec. 31, 2017
Disclosure of detailed information about investment property [abstract]
Disclosure of investment property [text block]
NOTE 10. INVESTMENT PROPERTIES

The table below sets forth the reconciliation between the initial balance account and the balance at the end of the period, at fair value:

	December 31, 2017	December 31, 2016
In millions of COP
Balance at the beginning of the year	1,581,689	1,505,046
Acquisitions	92,102	29,034
Sales/Write-offs	(71,955)	(72,682)
Classified to Assets held for sale	-	(29,008)
Gains on valuation (1)	55,573	149,299
Balance at the end of the period(2)	1,657,409	1,581,689

(1)	See note 24.4. Other operating income.
(2)	Between December 31, 2016 and 2017 there were no transfers in and out of Level 3 fair value hierarchy related with investment properties. See Note 29 Fair value of assets and liabilities.

The valuation adjustments recorded by the Bank's related to its investment properties are detailed below:

As of December 31, 2017

Type of asset	Balance at the beginning of the year	Appraisals	Net increase (decrease) in investment properties	Adjusted fair value at the end of the year (1)
In millions of COP
Buildings	1,355,717	49,721	7,847	1,413,285
Lands	225,972	5,852	12,300	244,124
Total	1,581,689	55,573	20,147	1,657,409

As of December 31, 2016

Type of asset	Balance at the beginning of the year	Appraisals	Net increase (decrease) in investment properties	Classified to assets held for sale	Adjusted fair value at the end of the year (1)
In millions of COP
Buildings	1,275,566	52,543	27,608	-	1,355,717
Lands	229,480	96,756	(71,256)	(29,008)	225,972
Total	1,505,046	149,299	(43,648)	(29,008)	1,581,689

(1)	Corresponds to the change in the commercial estimate of real estate due to the change in the consumer price index (IPC).

Amounts recognized in the statement of income for the period.

The table sets forth the main income recorded by the Bank related to its investment properties:

	December 31, 2017	December 31, 2016	December 31, 2015
	In millions of COP
Income from rentals	77,964	66,838	89,389
Operating expenses due to:
Investment properties that generated income through rentals	21,012	21,254	11,693
Investment properties that did not generate income through rentals	2,295	2,495	2,539

Currently, there are no restrictions on the use or income derived from the buildings or lands that the Bank has as investment property.

The fair value of the Bank’s investment properties for the year ending at December 31, 2017 and December 31, 2016, has been recorded according to the assessment made by independent external consulting companies that have the appropriate capacity and experience in performing those assessments. The appraisers are either approved by the Property Market Auctions of Colombia or foreign appraisers, who are required to provide a second signature by a Colombia appraiser accredited by the Property Market Auctions.

Fair value appraisals are carried out in accordance with IFRS 13. The reports made by the external consulting company contain the description of the valuation methodologies used, and key assumptions such as: discount rates, calculation of applied expenses and income approach, among others. The fair value of the investment properties is based on the comparative market approach, which reflects the prices of recent transactions with similar characteristics. Upon determining the fair value of these investment properties, the greater and best use of these investment properties is their present use. For further information about measurements techniques and inputs used by consulting companies, please see Note 29 Fair Value of assets and liabilities.

As of December 31, 2017 and 2016, the Bank does not have investment properties held under financial leases.